Revenue and Capitalized Contract Costs - Impact of New Accounting Pronouncement On Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net loss	$ (89,156)	$ (84,717)	$ (467,914)	$ (410,199)	$ (275,957)
Amortization of capitalized contract costs	105,031	95,363	398,174	0	0
Amortization of subscriber acquisition costs			0	206,153	154,877
Capitalized contract costs – deferred contract costs	(80,614)	(84,986)	(499,252)	0	0
Subscriber acquisition costs – deferred contract costs			0	(457,679)	(419,509)
Accrued expenses and other current liabilities	(8,113)	30,252	91,469	62,208	12,702
Deferred revenue	9,820	33,793	172,905	247,500	24,613
Net cash used in operating activities	$ (43,017)	$ (59,582)	(220,499)	$ (309,332)	$ (365,706)
Calculated under Revenue Guidance in Effect before Topic 606
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net loss			(397,885)
Amortization of capitalized contract costs			0
Amortization of subscriber acquisition costs			251,971
Capitalized contract costs – deferred contract costs			0
Subscriber acquisition costs – deferred contract costs			(469,393)
Accrued expenses and other current liabilities			93,886
Deferred revenue			216,803
Net cash used in operating activities			(220,499)
Difference between Revenue Guidance in Effect before and after Topic 606 | ASU 2014-09 adoption
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net loss			(70,029)
Amortization of capitalized contract costs			398,174
Amortization of subscriber acquisition costs			(251,971)
Capitalized contract costs – deferred contract costs			(499,252)
Subscriber acquisition costs – deferred contract costs			469,393
Accrued expenses and other current liabilities			(2,417)
Deferred revenue			(43,898)
Net cash used in operating activities			$ 0